Document And Entity Information	12 Months Ended
Jul. 31, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HEXO Corp.
Entity Central Index Key	0001690947
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	482,465,748
Document Type	40-F
Document Period End Date	Jul. 31, 2020
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	HEXO
Security Exchange Name	NYSE
Title of 12(g) Security	Common Shares, no par value